Consolidated statements of financial position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 783	$ 617
Trade and other receivables, net	1,121	1,136
Inventories	1,411	1,370
Current tax assets	14	14
Assets held for sale	5	144
Derivatives	12	11
Other assets	82	40
Total current assets	3,428	3,332
Related party and other non-current receivables	348	352
Investments in associates and joint ventures	24	24
Deferred tax assets	28	32
Property, plant and equipment	3,021	2,923
Intangible assets	9,222	9,659
Derivatives	29	281
Other assets	78	79
Total non-current assets	12,750	13,350
Total assets	16,178	16,682
Liabilities
Trade and other payables	1,163	1,116
Liabilities directly associated with assets held for sale	0	34
Borrowings	455	470
Current tax liabilities	27	44
Derivatives	18	2
Employee benefits	178	213
Provisions	43	39
Total current liabilities	1,884	1,918
Non-current payables	45	45
Borrowings	10,580	10,919
Deferred tax liabilities	922	1,014
Employee benefits	1,041	1,045
Provisions	80	89
Total non-current liabilities	12,668	13,112
Total liabilities	14,552	15,030
Net assets	1,626	1,652
Equity
Share capital	1,664	1,664
Reserves	(1,734)	(1,728)
Retained profits	1,687	1,706
Equity attributable to equity holder of the Group	1,617	1,642
Non-controlling interests	9	10
Total equity	$ 1,626	$ 1,652